Non-current financial assets (Details) - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Non-current financial assets
Security rental deposits	SFr 57,908	SFr 59,144
Total non-current financial assets	SFr 57,908	SFr 59,144